Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2021	2020
Research and development	$1,463	$357
Prepaid insurance	661	1,378
Other	343	518
Total	$2,467	$2,253